Fair Value Measurements Fair Value Measurement (Narrative) (Details) (Common Stock and Warrants [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 28, 2013
Common Stock and Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 6